Earnings per share	9 Months Ended
Sep. 30, 2023
Earnings per share
Earnings per share:

4. Earnings per Share:

Weighted average number of common shares outstanding:

	Three months		Nine months
	ended September 30,		ended September 30,
	2023	2022	2023	2022
Issued common shares at beginning of period	91,265,140	91,265,140	90,515,140	85,545,875
Effect of shares issued	891,304	-	1,138,278	3,710,562
Weighted average number of common shares outstanding – basic	92,156,444	91,265,140	91,653,418	89,256,437
Weighted average number of shares outstanding – diluted	92,156,444	91,265,140	91,653,418	89,256,437

There is no difference in diluted earning per share as compared to basic earnings per share for the all periods when the company has a net loss as the impact would be antidilutive.